Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of income tax expense (benefit)
Income tax expense (benefit) consisted of the following:

	Years ended December 31,
(in millions)	2012	2011	2010
Current:
U.S. federal	$369	313	282
State and local	23	28	(8)
Foreign jurisdiction	136	117	112
Total	528	458	386
Deferred:
U.S. federal	(121)	(97)	(87)
State and local	(7)	(15)	(4)
Foreign jurisdiction	(6)	(4)	(13)
Total	(134)	(116)	(104)
Total income tax expense	$394	342	282

Schedule of pre-tax income
Pre-tax income was as follows:

	Years ended December 31,
(in millions)	2012	2011	2010
QVC-U.S.	$865	785	663
QVC-Japan	253	199	187
QVC-Germany	29	32	27
QVC-U.K.	(17)	(2)	(6)
QVC-Italy	(49)	(60)	(38)
Consolidated QVC	$1,081	954	833

Schedule of differences in the total income tax expense from the amounts computed by applying the U.S. federal income tax rate
Total income tax expense differs from the amounts computed by applying the U.S. federal income tax rate of 35% as a result of the following:

	Years ended December 31,
	2012	2011	2010
Provision at statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	1.0%	0.9%	(1.0)%
Foreign taxes	1.3%	1.3%	1.2%
Change in valuation allowance	—%	—%	(0.2)%
Foreign earnings repatriation	(1.1)%	(1.1)%	(1.0)%
Permanent differences	0.1%	—%	(0.5)%
Other, net	0.1%	(0.3)%	0.4%
Total income tax expense	36.4%	35.8%	33.9%

Schedule of tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities are presented below:

	December 31,
(in millions)	2012	2011
Deferred tax assets:
Accounts receivable, principally due to the allowance for doubtful accounts and related reserves for the uncollectible accounts	$29	31
Inventories, principally due to obsolescence reserves and additional costs of inventories for tax purposes pursuant to the Tax Reform Act of 1986	39	39
Allowance for sales returns	33	31
Deferred compensation	27	33
Unrecognized federal and state tax benefits	31	32
Accrued liabilities	29	27
Other	42	42
Subtotal	230	235
Valuation allowance	(1)	(1)
Total deferred tax assets	229	234
Deferred tax liabilities:
Depreciation and amortization	(1,455)	(1,579)
Cumulative translation of foreign currencies	(33)	(51)
Total deferred tax liabilities	(1,488)	(1,630)
Net deferred tax liability	$(1,259)	(1,396)

Schedule of the reconciliation of the beginning and ending amount of the liability for unrecognized tax benefits
A reconciliation of the 2012 beginning and ending amount of the liability for unrecognized tax benefits is as follows:

(in millions)
Balance at January 1, 2012	$99
Decreases related to prior year tax positions	(11)
Increases related to current year tax positions	10
Settlements	(2)
Lapse of statute	(1)
Balance at December 31, 2012	$95